Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Loss
Net loss	$ (4,590,961)	$ (3,705,459)	$ (8,367,818)	$ (4,931,128)	$ (10,049,784)	$ (4,402,947)
Other comprehensive income, net of tax:
Unrealized gain on marketable securities	183,824		652,761		(636,778)	0
Foreign currency translation adjustment	43,929		34,327		(142,364)
Other comprehensive income	227,753		687,088		(779,142)
Comprehensive loss	(4,363,208)	(3,705,459)	(7,680,730)	(4,931,128)	(10,828,926)	(4,402,947)
Comprehensive loss attributable to noncontrolling interest	(1,046,175)	(808,117)	(1,686,020)	(784,672)	(1,530,292)
Comprehensive loss attributable to common stockholders	$ (3,317,033)	$ (2,897,342)	$ (5,994,710)	$ (4,146,456)	$ (9,298,634)	$ (4,402,947)